Shareholders’ Equity	12 Months Ended
Mar. 31, 2026
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

11. SHAREHOLDERS’ EQUITY

Ordinary shares

The Company was incorporated as a BVI business company with limited liability under the laws of the British Virgin Island on February 28, 2024. The maximum number of shares that the Company was authorized to issue was US$7,500 divided into 50,000 ordinary shares with a par value of US$0.15 each at the date of incorporation. On October 18, 2024, the shareholders of the Company approved an Amended and Restated of the Articles of Association, pursuant to which 1) the maximum number of shares that the Company was authorized to issue was re-classified from one class to two classes which are divided into 60,000,000 Class A ordinary shares, with a par value of $0.0001 each and 15,000,000 Class B ordinary shares, with a par value of $0.0001 each; 2) holders of Class A ordinary shares shall be entitled to one vote per share on all matters subject to the vote at general meetings of the Company, while holders of Class B ordinary shares shall be entitled to 20 votes per share on all matters subject to the vote at general meetings of the Company; 3) each Class B ordinary share is convertible into one Class A ordinary share either (i) at any time by the holder thereof, or (ii) when the holder of Class B ordinary shares transfers to a third party not affiliated with such holder, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances; and 4) the dividend rights and other privileges including the rights for the remaining assets are the same in the event of liquidation for both Class A and Class B ordinary shares are the same. On October 18, 2024, the shareholding of the original one class ordinary share 13,338,000 in the Company was transferred to Class A ordinary shares and the proportion of their shareholdings in the Company being held by Ms. Wong and each individual shareholder remains unchanged.

On November 1, 2024, an aggregate 2,000,000 Class B ordinary shares were allotted to Ms. Wong, the Controlling Shareholder at a cash consideration of par value of $0.0001 per share.

After the transactions mentioned above, Ms. Wong, owns an aggregate of 10,350,360 Class A ordinary shares and 2,000,000 Class B ordinary shares, representing more than 90% of the total voting power of the Company.

Initial Public Offering

On October 22, 2025, the Company announced the closing of its initial public offering (“IPO”) of 1,600,000 Class A ordinary shares, US$0.0001 par value per share (“Ordinary Shares”) at an offering price of US$4.00 per share for a total of US$6,400,000 in gross proceeds. On October 28, 2025, the underwriters of the Company completed exercising the over-allotment of 240,000 Ordinary Shares of the Company with gross proceeds of US$960,000. In aggregate, the Company raised total net proceeds of approximately US$6.5 million, which was reflected in the statement of cash flows, after deducting underwriting discounts and commissions and outstanding offering expenses upon the completion of listing and exercise of over-allotment. During the process of IPO and over-allotment, the Company incurred an aggregate of approximately US$2.6 million for underwriting discounts and commissions and total offering expenses, among which approximately US$1.7 million offering expenses were paid just before successful listing and over-allotment and recognized as deferred offering costs. At the date of closing of IPO and over-allotment, the underwriting discounts and commissions and total offering expenses of approximately US$2.6 million were offset against the gross offering proceeds of US$7.4 million resulted in net amount of approximately US$4.8 million which was recognized in additional paid-in capital.

As a part of the Company’s recapitalization prior to completion of its initial public offering, the Company has retroactively restated all shares and per share data for all the periods presented according to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805-50-25 due to under common control.

Subscription receivables

As of March 31, 2025, the outstanding subscription receivable balance of US$381,043 represented consideration owed by shareholders for ordinary shares of the Company already issued and outstanding. The balance was recognized as a deduction from equity in accordance with SAB Topic 4:E.

During the year ended March 31, 2026, the outstanding subscription consideration was fully settled. Accordingly, as of March 31, 2026, the subscription receivable balance was nil.

Non-controlling interests

During the year ended March 31, 2025, Ms. Wong acquired 20% of equity interest from the non-controlling shareholders and in turn Pilate acquired 20% of equity interest in Choliya from Ms. Wong. As a result, Choliya becomes a wholly-owned subsidiary of the Company accordingly. Such transaction is accounted for as an equity transaction with no gain or loss recognized under ASC 810-10-45-23.

Dividends

The board of directors of the Company and its subsidiaries did not declare any cash or non-cash dividends for the years ended March 31, 2026 and 2025.

On March 31, 2024, the board of directors of Pilate and Dream International have declared non-cash dividends of HK$4,737,472 (US$605,358) and HK$700,918 (US$89,564), respectively, to the sole shareholder, Ms. Wong, of Pilate and Dream International registered on the date of declaration to offset receivable balances owed by Ms. Wong to the Company. Management directly reduced the receivable asset account “amount due from a director” and increased the balance for “accumulated losses” in the amount corresponding to the non-cash dividends; the direct reduction of assets and equity had no effect on the Group’s result of operations or cash flows for the year ended March 31, 2024. No other consideration was included in this non-cash dividend between the Company and Ms. Wong.